Shareholder Report, Average Annual Return (Details) DFFI_DFA Short-Duration Real Return Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Short-Duration Real Return Portfolio – Institutional
Average Annual Return, Percent	5.69%	4.06%	3.26%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Bloomberg U.S. TIPS Index 1-5 Years [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index 1-5 Years
Average Annual Return, Percent	6.43%	3.62%	3.08%